Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest and Dividend Income
Loans	$ 30,610,000	$ 28,325,000
Taxable	1,398,000	2,003,000
Tax-exempt	7,712,000	7,363,000
Federal funds sold	1,404,000	1,446,000
Dividends on Federal Home Loan Bank and other stock	365,000	384,000
Total interest and dividend income	41,489,000	39,521,000
Interest Expense
Deposits	8,603,000	8,146,000
Borrowings	6,426,000	6,575,000
Total interest expense	15,029,000	14,721,000
Net Interest Income	26,460,000	24,800,000
Credit Loss Expense
Provision for (reversal of) Credit Loss expense - loans	624,000	429,000
Provision for (reversal of) Credit Loss expense - off balance sheet	50,000	(130,000)
Provision for (reversal of) credit loss expense	674,000	299,000
Net Interest Income After Provision for (reversal of) Credit Losses	25,786,000	24,501,000
Noninterest Income
Customer service fees	3,214,000	2,993,000
Net gains on loan sales	501,000	482,000
Earnings on bank-owned life insurance	768,000	761,000
Realized gain (loss) on sale of available-for-sale securities, net	841,000	(116,000)
Other	695,000	340,000
Total noninterest income	6,019,000	4,460,000
Noninterest Expense
Salaries and employee benefits	11,825,000	10,083,000
Net occupancy and equipment expense	2,552,000	2,318,000
Professional fees	1,665,000	1,819,000
Data processing and related electronic services	1,664,000	1,709,000
Insurance	664,000	622,000
Deposit insurance premiums	377,000	372,000
Franchise and other taxes	502,000	585,000
Advertising expense	529,000	425,000
Printing and office supplies	125,000	112,000
Amortization of intangible assets	122,000	150,000
Other real estate owned valuation allowance and expenses	771,000	9,000
Other	3,342,000	3,462,000
Total noninterest expense	24,138,000	21,666,000
Income Before Federal Income Taxes	7,667,000	7,295,000
(Credit) Provision for Federal Income Taxes	(86,000)	(107,000)
Net Income	$ 7,753,000	$ 7,402,000
Basic Earnings Per Share (in dollars per share)	$ 1.34	$ 1.27
Diluted Earnings Per Share (in dollars per share)	$ 1.34	$ 1.27